VARIABLE INTEREST ENTITY (VIEs) - Eskimo SPV Narrative (Details)	12 Months Ended
Dec. 31, 2016 vessel
Variable Interest Entity [Line Items]
Number of vessels	1
Eskimo SPV Agreement | Golar Eskimo
Variable Interest Entity [Line Items]
Lease term	10 years
Variable Interest Entity, Primary Beneficiary | Eskimo SPV Agreement
Variable Interest Entity [Line Items]
Number of vessels	1